Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to our CEO and our CFO and certain financial performance of the Company for each of the Fiscal Years 2024, Fiscal Year 2023 and the fiscal year ended June 30, 2022 (“Fiscal Year 2022”).

Fiscal Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (1)	Summary Compensation Table Total for CFO	Compensation Actually Paid to CFO (1)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Loss
2024	$741,479	$306,677	$492,366	$337,490	$(2,590)	$21,344,000
2023	$2,628,215	$(237,997)	$375,239	$353,926	$(2,528)	$28,887,000
2022	$1,298,179	$(1,766,822)	$608,206	$174,205	$(2,184)	$41,374,000

(1)	Amounts represent compensation actually paid to Mr. Yaky Yanay, our CEO, and to Ms. Chen Franco-Yehuda, our CFO. See “Executive Compensation – Summary Compensation Table” for certain other compensation and awards granted to our CEO and our CFO for each of the fiscal years ended June 30, 2024 and 2023.

Named Executive Officers, Footnote		Ms. Chen Franco-Yehuda
PEO Total Compensation Amount		$ 741,479	$ 2,628,215	$ 1,298,179
PEO Actually Paid Compensation Amount	[1]	$ 306,677	(237,997)	(1,766,822)
Adjustment To PEO Compensation, Footnote

Compensation actually paid to our CEO represents the total compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments to Determine Compensation “Actually Paid” to our CEO	2024	2023	2022
Total Compensation in the Summary Compensation Table	$741,479	$2,628,215	$1,298,179
Deduction for Amounts Reported under the “Share-Based Awards” Column in the Summary Compensation Table	(399,000)	(2,169,642)	-
Deduction for Amounts Reported under “All Other Compensation” Column in the Summary Compensation Table, related to allocation of shares of Ever After Foods	-		(705,000)
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End	93,467	(209,050)	-
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date(1)	4,931	(165,957)	-
Increase/deduction for Awards Granted During Prior Fiscal Year, with market condition for vesting, that were Outstanding and Unvested as of Applicable Fiscal Year End	-	(215,000)	(1,365,000)
Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End	(2,485)	(67,188)	(767,813)
Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year	(131,715)	(39,375)	(227,188)
Total Adjustments	(434,802)	(2,866,212)	(3,065,001)
Compensation Actually Paid to the CEO	$306,677	$(237,997)	$(1,766,822)

Non-PEO NEO Average Total Compensation Amount		$ 492,366	375,239	608,206
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 337,490	353,926	174,205
Adjustment to Non-PEO NEO Compensation Footnote

Compensation actually paid to our CFO represents the total compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments to Determine Compensation “Actually Paid” to our CFO	2024	2023	2022
Total Compensation in the Summary Compensation Table	$492,366	$375,239	$608,206
Deduction for Amounts Reported under the “Share-based Awards” Column in the Summary Compensation Table	(202,350)	-	-
Deduction for Amounts Reported under “All Other Compensation” Column in the Summary Compensation Table, related to allocation of shares of Ever After Foods			(235,000)
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End	47,401	-	-
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date(2)	2,501	-	-
Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End	(497)	(13,438)	(153,563)
Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year	(1,931)	(7,875)	(45,438)
Total Adjustments	(154,876)	(21,313)	(434,001)
Compensation Actually Paid to our CFO	$337,490	$353,926	$174,205

Total Shareholder Return Amount		$ (2,590)	(2,528)	(2,184)
Net Income (Loss)		$ 21,344,000	28,887,000	41,374,000
PEO Name		Mr. Yaky Yanay
PEO | Deduction for Amounts Reported under the “Share-Based Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (399,000)	(2,169,642)
PEO | Deduction for Amounts Reported under “All Other Compensation” Column in the Summary Compensation Table, related to allocation of shares of Ever After Foods [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(705,000)
PEO | Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		93,467	(209,050)
PEO | Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,931	(165,957)
PEO | Increase/deduction for Awards Granted During Prior Fiscal Year, with market condition for vesting, that were Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(215,000)	(1,365,000)
PEO | Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,485)	(67,188)	(767,813)
PEO | Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(131,715)	(39,375)	(227,188)
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(434,802)	(2,866,212)	(3,065,001)
Non-PEO NEO | Deduction for Amounts Reported under “All Other Compensation” Column in the Summary Compensation Table, related to allocation of shares of Ever After Foods [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(235,000)
Non-PEO NEO | Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		47,401
Non-PEO NEO | Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,501
Non-PEO NEO | Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(497)	(13,438)	(153,563)
Non-PEO NEO | Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,931)	(7,875)	(45,438)
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(154,876)	(21,313)	(434,001)
Non-PEO NEO | Deduction for Amounts Reported under the “Share-based Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (202,350)

[1]	Amounts represent compensation actually paid to Mr. Yaky Yanay, our CEO, and to Ms. Chen Franco-Yehuda, our CFO. See “Executive Compensation – Summary Compensation Table” for certain other compensation and awards granted to our CEO and our CFO for each of the fiscal years ended June 30, 2024 and 2023.